Annual Fund Operating Expenses	Dec. 29, 2025
Archer Balanced Fund | Archer Balanced Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.21%
Archer Income Fund | Archer Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.93%
Acquired Fund Fees and Expenses	0.04%	[3]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.47%)	[4]
Net Expenses (as a percentage of Assets)	1.00%
Archer Stock Fund | Archer Stock Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.23%)	[6]
Net Expenses (as a percentage of Assets)	1.16%
Archer Dividend Growth Fund | Archer Dividend Growth Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.01%	[7]
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.40%)	[8]
Net Expenses (as a percentage of Assets)	0.99%
Archer Focus Fund | Archer Focus Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Acquired Fund Fees and Expenses	0.00%	[9]
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.62%)	[10]
Net Expenses (as a percentage of Assets)	0.98%
Archer Multi Cap Fund | Archer Multi Cap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.16%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	1.67%
Fee Waiver or Reimbursement	(0.71%)	[12]
Net Expenses (as a percentage of Assets)	0.96%

[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[2]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 1.20% of the Fund’s average daily net assets. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.20% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2026. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment. The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.
[3]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[4]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 0.96% of the Fund’s average daily net assets. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2026. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment. The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.
[5]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.
[6]	The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses). Beginning May 1, 2025, this expense reimbursement was reduced from 1.23% to 1.15% of the average daily net assets. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 1.15% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2026. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment. The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.
[7]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus. The fees and expenses reflect estimated acquired fund fees and expenses that the Fund expects to bear in the current fiscal year.
[8]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 0.98% of the Fund’s average daily net assets. The contractual agreement is in place through December 31, 2026. Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three (3) fiscal years following the fiscal year in which the particular expense was incurred, provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment. The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days' written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.
[9]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus. The fees and expenses reflect estimated acquired fund fees and expenses that the Fund expects to bear in the current fiscal year.
[10]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 0.98% of the Fund’s average daily net assets. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2026. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment. The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.
[11]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus. The fees and expenses reflect estimated acquired fund fees and expenses that the Fund expects to bear in the current fiscal year.
[12]	The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 0.95% of the Fund’s average daily net assets. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.95% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2026. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment. The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.